HEDGE ACCOUNTING - Textual (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 02, 2016 USD ($)	Dec. 21, 2015 USD ($)
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Other financial liabilities				$ 102	$ 103
Reclassification adjustments on cash flow hedges, net of tax	$ (276)	$ (26,846)	$ 5,037
Intra group liability
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Gains (losses) on exchange differences of intra group liability	$ 73,708
Foreign investment hedging
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Hedging instrument, liabilities							$ 500
Minimum
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Percentage of hedging effectiveness				80
Maximum
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Percentage of hedging effectiveness				125
Leasing Bogota Panama S.A. | Foreign investment hedging
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Hedging instrument, assets								$ 500
Hedges of net investment in foreign operations | Leasing Bogota Panama S.A. | Foreign investment hedging
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Bonds issued designated as hedging instruments					$ 2,067	$ 2,067
Cash flow hedges | Banco de Bogota S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Hedging instrument, liabilities							$ 500